Note 6 - Related Party Transactions	3 Months Ended
Sep. 30, 2012
Note 6 - Related Party Transactions:
Note 6 - Related Party Transactions

NOTE 6 – Related Party Transactions

As of September 30, 2012, the Company operated out of office space that is being provided to us by our treasurer and secretary, Jae Hwang, free of charge.  There is no written agreement or other material terms relating to this arrangement.

As of September 30, 2012, the Company had notes payable to a related party stockholder in the amount of $37,750.  This note is payable on demand and is non-interest bearing.  As of September 30, 2012 this note has accrued $4,587 in imputed interest that has been recorded in the financial statements as additional paid-in capital.